SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	1,068,094,073	802,994,918
Number of options, granted (in shares)	779,229,797	487,654,212
Number of options exercised (in shares)	(255,706,663)	(27,303,963)
Number of options, forfeited (in shares)	(6,938,102)	(15,830,204)
Number of options, cancelled (in shares)	(389,767,675)	(130,068,149)
Number of options, expired (in shares)	(74,772,515)	(49,352,741)
Number of options outstanding, end of period (in shares)	1,120,138,915	1,068,094,073
Number of options exercisable, end of period (in shares)	792,741	227,139
Weighted average exercise price of options outstanding, start of period (in GBP per share)	£ 0.4455	£ 0.4930
Weighted average exercise price, granted (in GBP per share)	0.2425	0.3987
Weighted average exercise price, exercised (in GBP per share)	0.4751	0.5123
Weighted average exercise price, forfeited (in GBP per share)	£ 0.4330	£ 0.4869
Weighted average exercise price, cancelled (in GBP per share) | £	£ 0.4224	£ 0.4903
Weighted average exercise price, expired (in GBP per share)	£ 0.4726	£ 0.5874
Weighted average exercise price of options outstanding, end of period (in GBP per share)	0.3039	0.4455
Number of options exercisable, end of period (GBP per share)	£ 0.4749	£ 0.6070
Lloyds Banking Group executive share plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	7,634,638	10,263,028
Number of options, granted (in shares)	1,990,449	2,336,171
Number of options exercised (in shares)	(2,122,302)	(4,455,481)
Number of options, forfeited (in shares)	(111,100)	(39,250)
Number of options, vested (in shares)	(47,337)	(69,005)
Number of options, expired (in shares)	(677,976)	(400,825)
Number of options outstanding, end of period (in shares)	6,666,372	7,634,638
Number of options exercisable, end of period (in shares)	3,150,407	2,683,267
Weighted average exercise price of options outstanding, start of period (in GBP per share)	£ 0	£ 0
Weighted average exercise price, granted (in GBP per share)	0	0
Weighted average exercise price, exercised (in GBP per share)	0	0
Weighted average exercise price, vested (in GBP per share)	0	0
Weighted average exercise price, forfeited (in GBP per share)	0	0
Weighted average exercise price, expired (in GBP per share)	0	0
Weighted average exercise price of options outstanding, end of period (in GBP per share)	0	0
Number of options exercisable, end of period (GBP per share)	£ 0	£ 0